Note 10 - Equity Method Investments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income (Loss) from Equity Method Investments	$ 2,296	$ 12,859	$ 16,195
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Number of Asset Acquired		5
Asset Acquistion, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total		$ 141,040
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Asset Acquisition, Percentage of Voting Interests Acquired		51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Asset Acquisition, Percentage of Voting Interests Acquired		75.00%
Steadman Maritime Co. [Member]
Proceeds from Dividends Received	$ 1,128
Steadman Maritime Co., Geyer Maritime Co. and Goodway Maritime Co. [Member]
Proceeds from Dividends Received		$ 15,190